Stock Based Compensation - Stock-based compensation expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 15,774	$ 5,546	$ 26,719	$ 5,903	$ 23,757	$ 1,237	$ 6,680
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	2,215	817	3,422	1,022	6,110	181	361
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	2,550	957	4,388	1,073	4,505	111	114
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock-based compensation expense	$ 11,009	$ 3,772	$ 18,909	$ 3,808	$ 13,142	$ 945	$ 6,205